Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of lease expenses, supplemental cash flows information and supplemental information related to leases

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Operating lease expenses	121,393	97,707	79,540
Short-term lease expenses	56,808	57,339	50,305
Total	178,201	155,046	129,845

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	126,758	102,402	81,015
RoU assets obtained in exchange for lease liabilities	54,944	50,079	98,251

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Land use rights, net	10,808	10,582
Operating lease right-of-use assets, net (excluding land use rights)	179,945	142,205
Operating lease RoU assets, net	190,753	152,787
Operating lease liabilities – current	81,379	50,202
Operating lease liabilities – non-current	109,096	91,894
Total operating lease liabilities	190,475	142,096

	As of December 31,
	2024	2025

Weighted average remaining lease term
Land use rights	48 years	47 years
Operating leases	2.23 years	2.53 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.24%	3.73%

Schedule of maturities of lease liabilities

As of December 31,
2025
RMB
(in thousands)

2026	54,398
2027	37,129
2028	30,838
2029	19,393
2030	9,648
Thereafter	—
Total undiscounted lease payments	151,406
Less: interest	(9,310)
Present value of lease liabilities	142,096